CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Discounts on convertible notes payable	$ (11,305)	$ (24,820)
Total convertible debt less debt discount	3,820,545	3,807,030
Current portion	3,820,545	3,807,030
Long-term portion	0	0
Convertible Notes Payables [Member]
Debt Instrument [Line Items]
Convertible notes payable	$ 3,831,850	$ 3,831,850